Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 09, 2016
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Sep. 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2016
Prospectus Date	rr_ProspectusDate	Sep. 09, 2016
AlphaCentric Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AlphaCentric Income Opportunities Fund
Supplement [Text Block]	mfst_SupplementTextBlock

MUTUAL FUND SERIES TRUST

AlphaCentric Income Opportunities Fund

(“the Fund”)

Class A: IOFAX Class C: IOFCX Class I: IOFIX

September 9, 2016

The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectus for the Fund (the “Fund”), each dated August 1, 2016.

The third paragraph under the section’s entitled Fund Summary Prospectus: AlphaCentric Income Opportunities Fund – Principal Investment Strategies” and “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies” are hereby replaced with the following:

“While there are no restrictions on the maturity of individual securities, the securities in the Fund’s portfolio will generally have an average duration of less than five years. The Fund does not limit its investments to a particular credit quality and may invest in distressed asset backed securities and other below investment grade securities (commonly referred to as “junk”) without limitation. Below investment grade securities are those rated below Baa3 by Moody’s Investor Services or equivalently by another nationally recognized statistical rating organization as well as non-rated securities. The Fund may hold up to 15% of its net assets in illiquid securities.”

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated August 1, 2016, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.